19. Employee benefits (post-employment) (Detail 1) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Liabilities		$ 2,100	$ 1,683
Petros Pension Plan- Renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	[1]	1,254
Petros Pension Plan Non-renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	[1]	808
Petros Pension Plan- Renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities		$ 465

[1]	Includes the amendment to the TCF Pre-70, amounting to US$ 210, of which US$ 101 relates to PPSP-R Pre-70 and US$ 109 to PPSP-NR Pre-70.